Financial risk exposure and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of maturity analysis of the Company's financial liabilities, and contractual obligations

		Less than one	One to three	After three
As at December 31, 2025	Total	year	years	years
Amounts payable and other liabilities	$35,073	$35,073	$—	$—
Lease obligation	1,619	463	799	357
Total	$36,692	$35,536	$799	$357

		Less than one	One to three	After three
As at December 31, 2024	Total	year	years	years
Amounts payable and other liabilities	$23,090	$23,090	$—	$—
Lease obligation	1,961	419	865	677
Total	$25,051	$23,509	$865	$677